Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 01, 2012	Jan. 03, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges, pre tax	$ 656	$ 1,186	$ 569	$ 1,073
Cordis Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, pre tax			676
Restructuring charges required to be paid in cash, pre tax			164
Asset write-offs included in restructuring charges			512
Leasehold and contract obligations included in restructuring charges			164
Asset write-offs related to property, plant and equipment			265
Asset write-offs related to intangible assets			160
Asset write-offs related to inventory			$ 87